Investment properties (Details 3) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Investment properties
Revenues (Note 23)	$ 393,084	$ 362,621	$ 365,268
Direct operating costs	(124,058)	(105,046)	(114,868)
Development costs	(14,865)	(1,847)	(1,357)
Net realized gain for the year (i)	3,152	43,604	62,707
Net unrealized loss for the year (ii)	$ (5,652)	$ (532,398)	$ (317,274)